Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 10,144,882	₩ 10,374,212
Acquisition	2,941,813	2,759,356
Disposal	(97,279)	(60,116)
Transfer	(224,117)	(480,611)
Depreciation	(2,451,424)	(2,444,648)
Impairment	(28,720)	(3,012)
Business Combination	436,278	315
Disposal of subsidiaries	(3,079)
Other		(614)
Ending balance	10,718,354	10,144,882
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	862,861	835,909
Acquisition	4,734	13,093
Disposal	(7,151)	(4,449)
Transfer	15,062	18,308
Business Combination	62,838
Ending balance	938,344	862,861
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	882,650	899,972
Acquisition	5,858	5,098
Disposal	(4,313)	(477)
Transfer	25,249	29,614
Depreciation	(52,153)	(51,557)
Business Combination	6,003
Ending balance	863,294	882,650
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	378,575	358,955
Acquisition	9,188	46,614
Disposal	(36)	(74)
Transfer	5,859	8,386
Depreciation	(36,091)	(35,306)
Impairment	(1,456)
Ending balance	356,039	378,575
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,079,798	7,036,050
Acquisition	806,520	656,731
Disposal	(74,465)	(41,692)
Transfer	1,347,320	1,644,045
Depreciation	(2,214,957)	(2,214,524)
Impairment	(27,264)	(778)
Business Combination	229,772
Other		(34)
Ending balance	7,146,724	7,079,798
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	531,057	563,034
Acquisition	892,103	720,431
Disposal	(7,408)	(9,252)
Transfer	(539,068)	(597,404)
Depreciation	(148,223)	(143,261)
Impairment		(2,234)
Business Combination	123,214	315
Disposal of subsidiaries	(3,079)
Other		(572)
Ending balance	848,596	531,057
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	409,941	680,292
Acquisition	1,223,410	1,317,389
Disposal	(3,906)	(4,172)
Transfer	(1,078,539)	(1,583,560)
Business Combination	14,451
Other		(8)
Ending balance	₩ 565,357	₩ 409,941